UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        7
Post-effective Amendment No. 7
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             8
Post-effectice Amendment No. 8

The CAMCO Investors Fund      (Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr,  Wayne PA. 19087 (Address of Principal Executive Offices)

800-727-1007                                      (Registrants Telephone Number)

DENNIS M. CONNERS   HERNDON PARKAY, SUITE 302  HERNDON, VA. 20170
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

It is proposed that this filing will become effective
    [x]  On January 31, 2003



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.

















                                                 CAMCO INVESTORS FUND

RISK/RETURN SUMMARY                                    Prospectus
 Fund Investment Objectives/Goals..1
 Principal Investment Strategies...1               January 31, 2003
 Principal Investment Risks........1
 Risk/Return Bar Chart & Table.....2
FEES & EXPENSES....................3
OBJECTIVES, STRATEGIES AND RISKS
 Investment Objectives.............3
 Security Selection Criteria.......3
 Portfolio Turnover Policy.........3
 Risks.............................3
MANAGEMENT
 Investment Adviser................4
 Contract Terms....................4
 Expense Sharing...................4
LEGAL PROCEEDINGS..................4
CAPITAL STOCK......................5
WHO MAY INVEST IN THE FUND ........5
PURCHASES & REDEMPTIONS
 Pricing of Fund Shares............5
 Purchase of Fund Shares...........5
 Redemption of Fund Shares.........6
DIVIDENDS & REDEMPTIONS............6
TAX CONSEQUENCES...................6     Like all mutual funds, the Securities
DISTRIBUTION ARANGEMENTS...........7     and Exchange Commission has  not  ap-
FINANCIAL HIGHLIGHTS...............7     proved or disapproved of these secur-
                                         ities offered  in the Prospectus  and
                                         has  not passed upon  the accuracy or
                                         adequacy of this Prospectus.  Any re-
                                         presentation to  the  contrary  is  a
                                         criminal offense.



















                             RISK/RETURN SUMMARY

                      Fund Investment Objectives/Goals
The Fund's primary investment objective will be capital appreciation. Income from dividends and interest will be secondary. It will not invest in companies that the Adviser has determined are principally involved in alcholic beverages, gambling, pornography or abortion.

                       Principal Investment Strategies
The Fund is not using the below described investment strategies since all assets are currently in a bank savins account. It will start the following strategies on Jan. 31, 2003 by investing in a portfolio of equity instruments (including common and preferred stocks and convertible issues) and debt securities. It is a non-diversified fund in that it may invest a relatively high percentage of its assets in a limited number of securities. The Fund would seek only enough diversification in security selections to maintain a federal non-taxable status under subchapter M of the Internal Revenue Code. Principal investment strategies include purchase of securities believed to be selling at significant discounts to what is believed to be their true or intrinsic value and generally exhibit one or more of the following characteristics over the entire range of security market capitalizations:

  a) A low price to earnings ratio           b) A low price to book value (PBV)
  c) A low price to cash flow ratio (PCF)    d) A low price to sales ratio (PS)
  e) A low price earnings to growth (PGE)    f) An above average dividend yield
  g) Has a low corporate debt
  h) Insiders and/or the company itself are purchasing its stock
  i) The stock selling price is signifigantly below its previous high

Invetment in American Depository Receipts (ADR's), representing foreign companies traded on American Stock Exchanges that meet one or more of the above characteristics are also considered.

Investments in bonds are restricted to convertible debt issues of securities meeting one or more of the above characteristics or bonds believed to offer higher total returns (interest plus capital appreciation) than normally expected from such securities. All maturity dates will be considered but only investment grade BBB or better as determined by Standard & Poors will be purchased.

                          Principal Investment Risks
Narrative Risk Disclosure: In plain english, investors in this Fund as proposed may lose money. Risks associated with the Fund's performance are those due to broad market declines and business risks from difficulties that occur in particular companies while in the Fund's portfolio or the effect of interest rates on its debt securities. The Fund is also subject to manager risk, that is the chance that, in spite of the Fund's investment strategies, poor security selection will cause the Fund to under perform other funds with similar investment strategies. The Fund's risks of investment are elaborated on in the following paragraphs.

Common Stock Risks: There are items that affect stocks prices in general, such as changing economic conditions at home and abroad, wars, and interest rates that may preclude the realization of stocks seeking their true worth. Inclusion of small capitalization securities add risks that include less ability to weath-er business downturns, more volitality in stock prices and fewer product lines.

Non-diversification also adds risk since the Fund's assets will be in a limited number of securities making its performance more suscepitable to a single ne-gative economic, political or regulatory occurrence. And, although the current Investment Adviser has managed individual investor accounts under varying market conditions since 1986, it has not offered investment advice to a publicly offered mutual fund. Investors should be aware that this effort is new, the Advisers may pick the wrong stocks and end up not providing acceptable results.

Foreign Security Risks: Investments in foreign securities involve risks in addition to domestic ones. These include but are not limited to such items as currency variations, generally less stringent regulatory supervision and changing political climate.

Bond Market Risks: Bonds are subjet to changes in value caused by changes in interest rates, There is an inverse relationship in that prices increase when interest rates decline and decrease in price when rates increase. It should be noted that these swings in price are magnified the further the bond is from its maturity date. In addition, companies that issue bonds may have unforseen problems that affect their value including such things as changes in credit ratings of the individual companie's debt issues, country of origin and bankrupcy. It should also be realized that as a bond's interest increases, its price will drop. And, the inexperience of the new Investment Adviser in offer-ing investment advice to a mutual fund whose shares are offered to the public may not produce acceptable results here.


Non-diversification Policy: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securi-ties. As a result, the Fund may be more susceptible to a single negative eco-nomic, political or regulatory occurrence.

                       Risk/Return Bar Chart and Table
Both the bar chart and table below provide risk indications of investing in the Fund. The bar chart shows the Fund's performance over the past three years. During this period, the highest return for a calendar quarter was 20.57% (quart-er ended March 2000) and the lowest return was -10.23% (quarted ended March
1999). Please keep in mind that the Fund's presented performance before and after taxes may not indicate how it performs in the future.


      Bar Chart Performance of the Fund Since Inception 01/30/98 (annualized)
           2002         2001         2000         1999         1998
           0.00%       -1.85%       29.99%      -20.49%       17.34%


The table shows the Fund's average annual returns for one year and since in-ception, January 30, 1998, and the effect of Federal income taxes on these returns. Tax figures for the Fund were calculated using the highest individual Federal income tax bracket for every situation. Actual after tax returns may be different then those shown since they depend on the investor's tax information. State and local taxes were not considered. Please note that this tax informa-tion does not apply to tax deferred accounts such as IRA's because such accounts are subject to taxation only upon distribution.

                                                                 Period Ended
                                                              December 31, 2002
                                                              One         Since
                                                              Year     Inception
  The Fund - Return Before Taxes                              0.00%      5.00%
   Return After Taxes on Distributions                        0.00%      3.98%
   Return After Taxes on Distributions & Sale of Fund Shares  0.00%      3.02%

  S&P 500 Index - Returns before Fees, Expenses or Taxes     -23.37%     0.31%

                                FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
  Shareholder Fees (fees paid directly from your investment):
    Maximum Sales Charge (Load) Imposed on Purchases:              None
    Maximun Deferred Sales Charge (Load):                          None
    Maximun Sales Charge (Load) on Reinvested Dividends:           None
    Redemption Fee:                                                None
    Exchange Fee:                                                  None
  Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
    Management Fees:                                               1.00%
    Distribution [and/or Service] (12b-1) Fees:                    None
    Other Expenses:                                                0.88%
      Total Annual Fund Operating Expenses:                        1.88%
Example: This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem these shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Funds operating expenses do not change. Although your actual costs may be lower, based on these assumptions your costs would be:

             1 year        3 years       5 years      10 years
             $  193        $   597       $ 1,025      $  2,238


                      OBJECTIVES, STRATEGIES AND RISKS

                          Investment Objectives
The Fund seeks to provide capital appreciation. Income from dividends and inter-est will be a secondary consideration. There can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.

                       Security Selection Criteria
Security selection criteria follows that given in Principal Investment Strategies of the Fund on Page 1.

                       Portfolio Turnover Policy
In volatile markets, the Fund may engage in short-term trading (selling secur-ities within a year of purchase) in response to rapidly changing market and paticular security conditions. This affects taxes the shareholders would pay in that any profits would be treated as ordinary income that is taxed at a higher rate than the rate on long-term capital gains. Turnover of thre Fund's port-folio of securities was 0% in 2002 & 2001 and 18% in 2000. However turnover with the new Investment Adviser on Dec. 4, 2002 is expected to bring a turnover rate (he lower of purchase or sales of securities divided by the averaged total assets for the year) to about 50%. At year-end 2002, the Fund was all in cash.

                                      Risks
Repeating the Narrative Risk Disclosure on page 1, the Fund's total return, like stock prices generally, move up and down such that an investor may lose money over short & even long periods of time. And, the Fund is subject to manager risk in that in spite of the Fund's investment strategies, poor security select-ion will cause the Fund to under perform other funds with similar strategies.


                                   MANAGEMENT

The Valley Forge Management Corp. (VFMC) had been the Fund's Investment Adviser since inception on January 30, 1998 through December 4, 2002. It received one percent of the averaged assets per year as a management fee payable monthly.

                               Investment Adviser
The Cornerstone Asset Management Inc. (CAMCO) a Virginia Corp. practicing as an Investment Adviser at 297 Herndon Parkway, Suite 302, Herndon, VA 20170. A con -tract that allows CAMCO to provide investment advice was voted on and approved at a special meeting of shareholders on December 4, 2002. This Agreement will continue on a year-to-year basis provided that approval is voted at least annu-aly by specific approval of the Fund Directors oor by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Fund Directors who are neither part-ies to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

CAMCO is registered under the Investment Company Act of 1940 and the individual state securities agencies where the Adviser does business. It has had sixteen years of experience in providing investment advice based on the principal investment strategies presented under Proposal #2 above to individuals, retire-ment plans, corporations and non-profit organizations.

Portfolio Manager: Messr's. Burghaus, Connor and Weitz are the portfolio managers of the Fund. Although they manage the day to day operations of the Fund, their only remuneration comes from receipt of the management fee earned by CAMCO for portfolio investment advice. Details about them appear as:

a) Paul F. Berghaus is the President and majority shareholder of Cornerstone Investment Group LTD (CIG) that owns 65 percent of CAMCO stock. He is also the President and Treasurer of CAMCO. Mr. Berghaus has been active in the field of financial services since 1965 and has served as portfolio and/or Investment Adviser to individual clients since 1986. He holds a degree from The College of William & Mary with graduate studies at George Washington University.

b) Dennis M. Connor is the Secretary and Vice President of and owns 10 percent of CAMCO stock. He is also president of the Fund. He has been a principal manager for CAMCO's private managed accounts since 1986, Mr. Connor holds a degree in History from Bob Jones University.

c) Eric B. Weitz is a Vice President of and owns 10 percent of CAMCO stock. He has been a portfolio manager for CAMCO's private managed accounts since 1994. Mr. Weitz holds a degree in Economics from the College of William & Mary.

                              Contract Terms
CAMCO will furnish investment advice to Directors of the Fund on the basis of continuous reviews of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The agreement may be terminated at any time, without payment of penalty, by the Directors or by vote of a major-ity of the Fund's outstanding shares on not more than 60 days written notice to CAMCO. In the event of its assignment, the Agreement will terminate automati-cally. The Fund's officers and directors are empowered at any time to reject or cancel CAMCO's advice. For these services, the Fund will pay a fee of 1% per year on the net assets of the Fund. This fee is computed on the average daily closing net asset value of the Fund, and is payable monthly. Notwithstanding, CAMCO would forgo sufficient fees to hold the total expenses of the Fund to less than 1.5% of the total assets. All fees and expnses of the Fund incurred in 2002 were 1.88% of its averaged assets for the year.

VFMC, the previous Investment Adviser, received $27,117 in management fees from the Fund in 2000, $32,043 in 2001 and $13,636 in 2002. VFMC waived all further fees in order to keep the expense ratio to as low a level as posible.

                                Expense Sharing
CAMCO pays the salary of the Fund's employees who are officers, directors or em-ployees of the Adviser. Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by CAMCO. The Fund pays all other expenses, including those of directors not affiliated with the Adviser; legal
& accounting fees; interest, taxes & brokerage commission and office operating expenses. CAMCO has paid all costs associated with the changes in objectives, strategies, risks, name of the Fund and will reimburse the Fund for all losses incurred because of purchase reneges.


                               LEGAL PROCEEDINGS
As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


                                CAPITAL STOCK

Description of Common Stock: The authorized capitalization of the Fund consists of 100,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stock has one vote for each share held. Voting rights are non-cumulative. Therefore, the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares may not elect any person as a director.


                         WHO MAY INVEST IN THE FUND

Investors who desire increases in net asset value and are willing to accept significant (both down and up) fluctations in share values in the pursuit of capital gains may invest. Anyone who must live on unearned income and cannot replace eroded capital should not invest an appreciable portion of their assets in this Fund.


                          PURCHASES & REDEMPTIONS

                           Pricing of Fund Shares
The net asset value of the Fund's shares is determined at the close of each bus-iness day the New York Stock Exchange is open (presently 4:00 PM) Monday through Friday exclusive of Presidents Day, Good Friday, Martin Luther King's Birthday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities held by the Fund that are listed on a national exchange is determined to be the last recent sales price on such exchange. Inactive listed securities and over-the-counter securities are valued at the last bid price in such market. Short-term paper (debt obligations maturing in less than 61 days) is valued at fair market value as determined in good faith by the Fund's Board of Directors.

                          Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed as described in the previous Section "Pricing of Fund Shares". The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management, such termination or rejection is in the best interests of the Fund. A purchase application form may be obtained by calling 1-800-727-1007 or writing the Fund at the address given on Page 8.

Initial Investments: Initial purchase of shares of the Fund may be made only by applications submitted to the Fund. The minimun purchase of shares is $1,000 that is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

                           Redemption of Fund Shares
Endorsement Requirements: The Fund will redeem all or any part of the shares of any shareholder that tenders a request for redemption. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Ex-change will be required unless the shareholder is known to management.

Redemption Price: The redemption price is the net asset value per share next de-termined after a redemption request is received by the Fund. Proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value/share at the time of redemption. The difference should be treated by the shareholder as a capital gain or loss for income tax purposes.

Redemption Payment: Payment by the Fund will ordinarily be made within 3 busi-ness days after tender. The Fund may suspend or postpone the payment date if:
The New York Stock Exchange is closed for other than customary weekend or holi-day closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities & Exchange Commission or when the Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash but the Fund reserves the right to make payments in kind.


                            DIVIDENDS & DISTRIBUTIONS

Re-Investments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.


                                TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of Federal income tax on the amounts distributed to shareholders. In order to qualify as a "Regulated Investment Company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Tax Distributions: Distribution of net long-term capital gains realized by the Fund in 2002 will be taxable to the shareholder as long term capital gains, re-gardless of the time Fund shares have been held by the investor. All income re-alized by the Fund, including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income are paid annually or more frequently at the discretion of the Fund's Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing his per share net asset value by the amount of such dividends or distributions and, although in effect a return of capital, are subject to income taxes.

Federal Withholding: The Fund is required by federal law to withhold 31% of re-portable payments (that may include dividends and/or capital gains distributions and redemptions) paid to shareholders who did not comply with IRS regulations. To avoid this, you must certify on W-9 tax forms supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to, or are exempt from back-up withholding.


                           DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are NO purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.


                             FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Fund's financial performance since inception on Jan. 30, 1998. Certain informa-tion reflects financial results on a per share basis. The total returns in the table represent the rate that an investor would have earned (or lost) on an in-vestment in the Fumd (assuming reinvestment of all dividends and distributions). Sanville & Co., Certified Public Accountants audited this information and their report, along with the Fund's financial statements, are included in the State-ment of Additional Information that is available. However, this performance is not expected to express the expected Fund performance in the future because of the changed objectives, strategies and Investment Adviser as of Dec. 4, 2002.

                                                                 Period Jan. 30
                                                                (Inception Date)
                                           Year Ended December 31   to Dec 31
                                      2002     2001     2000     1999     1998
PER SHARE DATA:
Net Asset Value, Beginning of Year  $ 9.82   $10.44   $ 8.36   $11.05   $ 9.81
                                    ___________________________________________
Income From Investment Operations:
Net Investment Income                  -       0.40     0.43     0.43     0.32
Net realized & unrealized gains        -      (0.59)    2.08    (2.69)    1.24
                                    ___________________________________________
Total From Investment Operations       -      (0.19)    2.51    (2.26)    1.56

Less Distributions:
From Net Investment Income             -      (0.43)   (0.43)   (0.43)   (0.32)
                                    ___________________________________________
Total Distributions                    -      (0.43)   (0.43)   (0.43)   (0.32)
                                    ___________________________________________

Net Asset Value End of Year         $ 9.82   $ 9.82   $10.44   $ 8.36   $11.05
                                    ===========================================
Total Return                          0.00%  (1.85)%   29.99% (20.49)%   17.34%*

Ratios to Average Net Assets:
Expenses                              1.88%    1.43%    1.60%    1.40%    0.00%
Net Investment Income               (0.72)%    4.14%    4.40%    4.60%    5.80%*

Suplemental Data:
Net assets end of year in thousands $   49   $3,269   $3,248   $2,823   $1,700
Portfolio Turnover Rate (%)           0.00     0.00    18.20     0.00    10.00

                         WHERE TO GO FOR MORE INFORMATION

You will find more information about the CAMCO INVESTORS FUND in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation cntains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

Annual and Semi-annual Reports - Our annual and semi-annual reports give current holdings and detailed financial statements of the Fund as of the end of the per-iod presented. In addition, market conditions and Fund strategies that signifi-cantly affected the Fund's performance are discussed.




      THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THESE DOCUMENTS


1. Call or write for one, and a copy will be sent by the Fund without charge.

                           THE CAMCO INVESTORS FUND
                        297 Herndon Parkway, Suite 302
                              Herndon, VA. 20170
                                1-800-727-1007


2. You may obtain information about the Fund (including the Statement of Addi-tional Information and other reports) from the Securities and Exchange Com-mission on their Internet site at http://www.sec.gov or at their Public Ref-erence Room in Washington, DC. (Call 1-202-942-8090 for room hours and opera-tion). Fund information is also available if you send a written request and duplicating fee to the Public Reference Section of the SEC, Washington, DC. 20549-0102 or by electronic request at publicinfo@sec.gov


           Please contact the Fund at the above address if you wish to request other information and/or make shareholder inquires.




                        WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.









               THE CAMCO INVESTORS FUND - SEC file number 811-08465







                           THE CAMCO INVESTORS FUND
                        297 Herndon Parkway, Suite 302
                              Herndon, VA. 20170
                      703-709-7008           800-727-1007


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                               January 31, 2003

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated January 31, 2003. To obtain the Prospectus, you may write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS

      FUND HISTORY ..................................................... 1
      DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
       Classification .................................................. 1
       Investment Strategies and Risks...... ........................... 1
       Fund Policies ................................................... 1
       Temporary Defensive Position and Portfolio Turnover ............. 1
      MANAGEMENT OF THE FUND
       Board of Directors .............................................. 2
       Management Information .......................................... 2
       Sales Loads and Compensation .................................... 3
      CONTRON PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
       Control Persons ................................................. 3
       Principal Holders ............................................... 3
       Management Ownership ............................................ 3
      INVESTMENT ADVISORY AND OTHER SERVICES
       Investment Adviser .............................................. 3
       Principal Underwriter............................................ 3
       Third Party Payments and Service Agreements ..................... 4
       Other Investment Advice ......................................... 4
       Dealer Reallowances and Other Services .......................... 4
      BROKERAGE ALLOWANCES AND OTHER PRACTICES
       Brokerage Commissions  .......................................... 4
       Brokerage Selection ............................................. 4
      CAPITAL STOCK AND OTHER SECURITIES ............................... 4
      PURCHASE, REDEMPTION, AND PRICING OF SHARES ...................... 4
      FUND REORGANIZATIONS  ............................................ 4
      TAXATION OF THE FUND ............................................. 5
      UNDERWRITERS OF THE FUND ......................................... 5
      CALCULATION OF PERFORMANCE DATA .................................. 5
      CODE OF ETHICS ................................................... 5
      FINANCIAL STATEMENTS
       Auditors Report ................................................. 6
       Statement of Assets & Liabilities - Dec. 31, 2002 ............... 7
       Statement of Operations, Year Ended Dec. 31, 2002 ............... 8
       Statement of Changes in Net Assets - Years Ended Dec. 31 02 & 01. 8
       Notes to Financial Statements ................................... 9










                                   FUND HISTORY

THE CAMCO INVESTORS FUND (also referred to as the "Fund") was incorporated in Pennsylvania on January 1, 1998. The Fund's registered office is in Herndon VA. Mail may be addressed to 297 Herndon Parkway, Suite 302, Herndon VA 20170.


               DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                 Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All investment strategies and risks were thoroughly discussed in the Prospectus. No additional strategies and risks exist to be discussed here.

                                   Fund Policies
Investment Restrictions: Investment restrictions were selected to aid in main-taining the conservative nature of the Fund. These may not be changed except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
b) of more than 50% of the outstanding voting securities, whichever is less:
a) Sell senior securities
b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the val-ue of its total assets.
c) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
d) Invest over 25% of its assets at the time of purchase in any one industry.
e) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies that deal in real es-tate or interests therein.
f) Make loans. Purchase of readily marketable issues of publicly distributed bonds, debentures or other debt securities will not be considered a loan.
g) Sell securities short.
h) Invest in securities of other investment companies except as part of a mer-ger, consolidation, or purchase of assets approved by the Fund's sharehold-ers or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
i) Buy over 10% of securities of any class of another issuer, treating all pre-ferred securities of an issuer as one class & all debt securities as one class, or acquire more than 10% of the voting securities of another issuer.
j) Invest in companies for the purpose of acquiring control.
k) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
l) Pledge, mortgage or hypothecate any of its assets.
m) Invest in securities that may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or that are not at the time of purchase readily salable.
n) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years con-tinuous operation, including the operations of any predecessor.

                Temporary Defensive Position & Portfolio Turnover
Why and how the Fund assums defensive positions along with expectations of the amount and effect of portfolio are discussed in our Prospectus.

                              MANAGEMENT OF THE FUND

                                Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund & selects an Invest-ment Adviser to provide investment advice (See Investment Adviser, pg 4 of the Prospectus). It plans to meet six times a year to review Fund progress and status. It also feels that no separate committees are required,

                               ManagementInformation
Information about Officers & Directors of the Fund during the past 5 years are:

  Name, Address     Position  in  Term  of Office  Principal      # of    Other
     and Age          the Fund     and Length of   Occupation    Funds   Direct-
                                    Time Served    Past  Five   in Fund  orships
                                                     Years      Complex    Held
                                                                Overseen
Interested Directors and Officers                             by  Director
* Dennis M. Connor    President    Elected for One     Vice         One     None
297 Herndon Parkway   Director     Year.  Served   President
Herndon VA                             Since         CAMCO
   62                              Dec, 4,  2002  Inv Adv Corp

Independent Directors
Keith P Newman       Director    Elected for One      Realtor      None    None
9110 Glen Brook Rd                Year.  Served     Fairfax  Va
Fairfax Va                            Since
     48                            Dec. 4, 2002

Malcolm R Uffelman   Director    Elected for One  Vice President   None    None
1808 Horseback Trail              Year.  Served    Contact  Inc
Vienna VA                             Since       Winchester  Va
     66                            Dec, 4, 2002

Charles J Bailey     Director    Elected for One  Regional  Mgr    None     None
11620 Gambrill Rd                 Year,  Served   Tollgrade Inc
Frederick MD                          Since       Frederick  MD
     39                            Dec. 4, 2002

Col. Richard Bruss   Director    Elected for One     Retired       None     None
9507 Arnon Chapel Rd              Year.  Served       USAF
Great Falls VA                        Since
     73                            Dec, 4, 2002

* Mr. Connor is an "Interested Person" as defined in the Investment Company Act of 1940 because he is President of the Fund.

                             Compensation and Sales Load
There are no sales loads or exppenses involved in purchasing or selling Fund shares whatsoever. The Fund currently does not pay officers, directors or the Investment Adviser for services rendered. The Board of Directors will start a management fee payment and reimbursment for travel expenses when the Fund has exceeded $2.5 million in assets. Actual payments in 2002 were:
until  2002 were:
                            CAMCO Investors Fund               Family of Funds
        Name                    Compensation                   CAMCO Investors
                                  in 2002                     and  Valley Forge
                                                             Funds  Compensation
                                                                   in 2002

 Dennis M. Connor                   none                        not applicable
 Charles J. Bailey                  none                        not applicable
 Col. Richard Bruss                 none                        not applicable
 Bernard B. Klawans                 none                             none
 Keith P. Newman                    none                        not applicable
 Malcolm R. Uffelman                none                        not applicable


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                                  Control Persons
There are no companies or persons that control the Fund. The Fund is controlled by its Board of Directors and run by its officers chosen by the Board.

                                 Principal Holders
There is one account that holds more than 5% of the Fund shares as of 12/31/02.

   Shareholder                 Street Address         City and State       %
Bernard B. Klawans         1375 Anthony Wayne Dr         Wayne PA.       100.0

                               Management Ownership
All officers and directors own 100% of the outstanding shares of the Fund. The ownership distribution is given in the following table:

       Name           Dollar Range of Equity    Aggregate Dollar Range of Equity
                      Securities in the Fund      Securities in All Registered
                                                 Investment Companies  Overseen
                                                    by Director in Family of
                                                      Investment Companies

Bernard B. Klawans     $10,001 to $100,000             $10,001 to $100,000


                       INVESTMENT ADVISORY AND OTHER SERVICES

                               Investment Adviser
The Cornerstone Assets Management Corporation (CAMCO) acts as the Investment Adviser to the Fund. Contract terms and management fees are discussed in the section Contract Terms on page 5 of our Prospectus.

The Investment Adviser will perform pro bono all shareholder service functions and will be responsible for the day to day operation of the Fund. In addition, it wiil provide transfer agency, portfolio pricing, adminstration, accounting, financial reporting, tax accounting and conpliance services for the year ended December 31,2003.

                              Principal Underwriter
The Investment Adviser acts in the capacity of the Fund's Underwriter.

                    Third-Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any organization or individual other than the Investment Adviser as described in the previous paragraph.

                            Other Investment Advice
There is no individual or organization that receives renumeration from the In-vestment Adviser or the Fund for providing investment advice except brokers that receive competetive commissions on the purchase & sale of the Fund's securities.

                     Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, paid advertising, compensa-tion to underwriters or broker dealers, sales personnel or interest, carring or other finance charges. The Fund does send Prospectuses when it receives unsoli-cited requests.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                             Brokerage Commissions
 The Fund selects brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders placed at the most favorable price. The Fund has no other fixed policy, formula, method, or criteria it uses in allocating brokerage business to firms furnishing these materials and servi-ces. In its recently completed year, 2002 there were no security purchases. The Fund paid no brokereage commissions to sell all of their US Zero Coupon Bonds in 2002, $0. in 2001 and $50 in 2000. Commissions were low because all US Zero Coupon Bonds trade flat. This means that the price quoted as the asked price was the price paid for the Bond. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                               Brokerage Selection
The Fund will place all orders for purchase and sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.


                       CAPITAL STOCK AND OTHER SECURITIES

Capital stock and other securities are discussed at length in our Prospectus un-der the section, Capital Stock on Page 5.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

The Fund always trades at its net asset value. That means that the offering and redemption prices are always the same. Details about the pricing of the Fund are given in the Pricing of Shares section on page 5 of our Prospectus. Re-demption in kind is discussed in the Redemption of Shares section on page 6 of our Prospectus.


                            FUND REORGANIZATIONS

The Fund was offered to the public on January 30, 1998. The Fund's name, Prin-cipal Investment Objectives and Strategies and Investment Advisers were changed by shareholder vote on December 4, 2002. There have been no other Fund reorgan-ization efforts to date of any kind.


                              TAXATION OF THE FUND

Taxation of the Fund is discussed in the section Tax Consequences on page 7 of our Prospectus.


                            UNDERWRITERS OF THE FUND

The Investment Adviser is a registered transfer agent and handles all Fund share purchases and redemptions. There are no direct shareholder charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued because of the chance of loss and the accompaning costs of reissue indemnification. All shareholder holdings are maintained in book form.


                        CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation: The average ending redeemable values on December 31, 2002 of a hypothetical $1,000 investment made one year ago would have been $1,000 and $1,250 since inception January 30, 1998.


                                 CODE OF ETHICS

Pursuant to the requirements of proposed Rule 17j-1 (under the Investment Com-pany Act of 1940) and in order to protect against certain unlawful acts, practi-ces and courses of business by certain individuals or entities related to The CAMCO Investors Fund, (the "Fund"), the Fund hereby adopts the following Code of Ethics and procedures for implementing the provisions of the Code:

1 As used in this Code of Ethics: a) "Access Person" means a Director, Officer or Advisory Person  (as defined in b below) of the Fund;
  b) "Advisory Person" means any Fund employee who, in connection with his regu-lar functions or duties, makes, participates in, obtains information about purchase or sale of a security by the Fund or whose functions or duties re-late to the making of such recomendations, and any natural person in a con-trol relationship to the Fund who obtained information concerning recommenda-tions made to the Fund with regard to the purchase or sale of any Security;
 c) "Affiliated Person" has the meaning set forth in Section 2 (a) (3) of the Investment Company Act of 1940;
 d) "Purchase or Sale of a Security" includes the writing of an option to pur-chase or sell a Security;
 e) "Security" has the meaning set forth in Section 3 (a) (10) of the Securi-ties Act of 1940 as amended;
 f) "Portfolio Security" means any Security that is being or during the past 30 days has been purchased or sold by the Fund or considered by the Fund for purchase or sale by the Fund;
 g) "Person" means a natural person, partnership, corporation, trust, estate, joint venture, business trust, association, cooperative, government (or any subdivision, branch or agency thereof), governmental entity, founda-tion, or other entity.

2, No Director, Oficer, Employee or  other  Affiliated Person  or  Access Person
   ("Covered Person") or any "Member of the Immediate Family" (as defined in Section 2 (a) (19) of the Investment Company Act of 1940) of any Covered Per-son, shall purchase or sell any Security that is a Portfolio Security, any

   Security convertable into a Portfolio Security or an option to purchase be-fore or sell before such Security, or any Security into which a Protfolio Se-curity is convertable or with respect to which a Portfolio Security gives its owner an option to purchase or sell such Security.

3. A) On the 3rd Tuesday of each even month, the Fund shall provide each Covered Person with copies of all Portfolio Securities and all securities held as of the end of the previous briefing ("Held Securities").

  B) On the same day, each Covered Person shall pprovide the Fund with a list of the names and amounts of all Securities owned by the Fund and also held by such person and/or members of his imediate family as of the end of the pre-vious 3rd Tuesday of even months.

4. No Covered Person shall disclose, divulge or communicate to any person (other than another Covered Person) directly or indirectly, any "inside" information regarding the Fund and relating to Held Securities, Portfolio Securities or any completed or proposed transactions involving Held Securities and/or Port-folio Securities.

5. The Fund shall require that its Investment Adviser and Principal Broker adopt Codes of Ethics substantially identical to this Code with respect to the Fund's Portfolio Securities

The Investment Adviser that provides investment advice and acts as the Transfer Agent has adopted the same Code of Ethics for their activities.

                              Sanville & Company
                          Certified Public Accounts
                              1514 Old York Road
                              Abington PA, 19001
                                 215-884-8450

                          INDEPENDENT AUDITORS REPORT


To the Shareholders and
Board of Directors of the
CAMCO Investors Fund

We have audited the accompanying statement of assets and liabilities of CAMCO Investors Fund, including the schedule of investments as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the years ended December 31, 2002 and 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial highlights for the years ended December 31,2000 and 1999, and the period from January 30, 1998 through December 31, 1998 were audited by other auditors whose report dated January 16, 2001 expressed an unqualified opinion on this information.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and per-form the audit to obtain reasonable assurance about whether the financial state-ments and financial highlights are free of material misstatement. An audit in-cludes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of CAMCO Investors Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.





Abington, Pennsylvania                               /s/ Sanville & Company
January 10, 2003                                   Certified Public Accountants

                             CAMCO INVESTORS FUND
                    Statement of Assets and Liabilities
                              December 31, 2002

ASSETS:
  Cash and cash equivalents                                         $    53,328
  Interest receivable                                                       110
                                                                     ----------
    TOTAL ASSETS                                                         53,338
                                                                     ----------
LIABILITIES:
  Accrued expenses                                                        3,940
                                                                     ----------
    NET ASSETS                                                       $   49,398
                                                                     ==========
COMPOSITION OF NET ASSETS:
  Common Stock                                                       $        5
  Paid in Capital                                                       380,971
  Net Realized Capital Losses in Investments in 2002                   (251,578)
                                                                    -----------
  Net Assets (Equivalent to $9.82 Per Share Based on
   5,030 Shares Outstanding)   (Note 4)                             $    49,398
                                                                    ===========


                            Statement of Operation
                          Year Ended December 31,2002
Investment Income
  Interest                                                          $    31,776
                                                                    -----------
      Total income                                                       31,776
                                                                    -----------
Exoenses
  Investment Advisory Fee (Note 2)                                       13,636
  Printing and mailing expenses                                           5,074
  Non-interested directors fees and expenses                              1,584
  Registration fees                                                       2,510
  Proxy expenses                                                          2,639
  Computer expenses                                                       2,000
  Termination fees of Fund                                                1,938
  Office expenses                                                         1,100
  Taxes                                                                     450
  Miscellaneous expenses                                                    430
                                                                    -----------
    Total expenses                                                       31,897
                                                                    -----------

Net Investment Loss                                                        (121)
                                                                    -----------

Realized and Unrerealized Gain (Loss) From Investments
  Net realized loss on investment securities                           (251,457)
  Net increase in unrealized appreciation on investment securities      215,398
                                                                    -----------

Net Realized and Unrealized Gain (Loss) From Investments            $  ( 36,059)
                                                                    -----------

Net Decrease in Net Assets Resulting From Operations                $  ( 36,180)
                                                                    ===========
    The accompaning notes are an integral part of these financial statements

                               CAMCO INVESTORS FUND
                        Statement of Changes in Net Assets
                      Years Ended December 31, 2002 and 2001

                                                           2002          2001
Increase (Decrease) in Net Assets From Operations
 Investment income - net                               $ (    121)   $  136,406
 Vet realized loss from investment operations            (251,457)            0
 Unrealized appreciation (depreciation) of investments    215,398      (203,079)
                                                       -----------   ----------
  Net decrease in net assets resulting from operations   ( 36,180)      (66,673)

Distributions to shareholders                                -         (136,406)
Share transactions (Note 4)                            (3,183,312)      224,282
                                                       -----------  -----------
  Total increase (decrease) in net assets             $(3,219,492)       21,203

NET ASSETS, BEGINNING OF YEAR                           3,268,890     3,247,687
                                                       -----------  -----------
NET ASSETS, END OF YEAR                               $    49,398   $ 3,268,890
                                                       ===========  ===========



                             CAMCO INVESTORS FUND
              Notes to Financial Statements - December 31, 2002


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The CAMCO Investors Fund ("the Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 as amended.

The following is a summary of significant accounting policies followed by the Fund.

Security Valuations: Securities are valued at the last reported sales price or, in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short term investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis, Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amor-tized.

Zero coupon bonds are amortized to investment income by the interest method. The amortization is included in the cost of investmments in determining the net change in unrealized appreciation/depreciation on investments.

Dividends and Distributions to Shareholders: The Fund records all dividend and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year,


                             CAMCO INVESTORS FUND
           Notes to Financial Statements (Continued) - December 31, 2002

Federal Income Taxes: It is the Fund's intention to gualify as a registered in-vestment company and distribute all ofits taxable income. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to invest-ment companies and accordingly, no provision for Federal income taxes is requir-ed in ther financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.


2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment man-agement services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its ser-vices at an annual rate of 1% of the average daily net assets of the Fund. The fee will be accrued daily and paid monthly. A management fee of $13,636 was paid through May 31, 2002. The Manager waived the fees for the remainder of the year. The management agreement was terminated on December 4, 2002 when the Fund's new investment adviser, Cornerstone Asset Management Inc, ("CAMCO") was approved. See Footnote 6, Significant Event.

The Manager has entered into a contract with FTC Limited, a company wholly owned by Michael B. O'Higgins for use of his methodology to estlabish and maintain the Fund's investment portfolio. The contract gives FTC Limited 50% of all management fees paid by the Fund in the form of a royalty and may be terminated by mutual agreement by both parties.

The Manager provided transfer agency, portfolio pricing, adminstration, accounting, financial reporting, tax accounting and compliance services to the Fund at no charge for the year ended December 31, 2002.

Mr. Bernard B. Klawans is the sole owner, director and officer of the Nanager. Mr. Klawans received $2,000 from the Fund for a computer lease for the year ended December 31, 2002.


3. INVESTMENT TRANSACTIONS

Sales of investment securities (excluding short-term securities) for the year ended December 31, 2002 were $3,079,294. The Fund was invested in a short-term money market instrument at December 31, 2002 with a value of $53,228.

                             CAMCO INVESTORS FUND
           Notes to Financial Statements (Continued) - December 31, 2002


4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2002, there were 100,000,000 shares of $.001 par value capital stock authorized. The total par value and paid-in capital totaled $300,976. Transactions in capital stock were as followes for the years ended:

                                        December 31, 2002    December 31, 2001
                                        Shares     Amount     Shares    Amount
                                        ------------------  ------------------
Shares sold                             20,926  $   203,400   43,682  $ 453,686
Shares issued in dividend reinvestment       0            0   13,504    130,589
Shares redeemed                       (348.601)  (3,386,712) (35,502)  (359,993)
                                       --------------------  ------------------
Net increase (decrease)               (327,675) $(3,183,312) (21,684) $(224,282)
                                       ======== ===========  ======== =========


5 DISTRIBUTIONS TO SHARHOLDERS

There were no distributions to shareholders for the year ended December 31, 2002.


6. SIGNIFICANT EVENT

On December 4, 2002, the sole shareholder of the Fund, Bernard B. Klawans approved, among other things, the name change of the Fund from The O'Higgins Fund, Inc. to CAMCO Investors Fund. At the same time a new investment adviser was approved, Cornerstone Asset Management, Inc. ("CAMCO"). Under the terms of the new investment management agreement, CAMCO has agreed to provide the Fund with investment management services for an annual fee of 1% on the value of the net asets. Other services that CAMCO may provide will be at no additional expense to the Fund.

Additionally, a change in the investment objectives of the Fund was approved. The Fund's new investment objective is to seek capital appreciation by investing in a portfolio of equity investments, including common and preferred stocks and convertible issues and debt securities. The Fund continues as a non-diversified fund that may invest a relatively high percentage of its assets in a limited number of securities. Thie new investment strategy is more flexible and will allow a faster response to the ever changing climate of the markets.

                                   Form N-1A
                          PART C - OTHER INFORMATION


                 Contents                                         Page #

      1.  Financial Statements & Exhibits                            1

      2.  Control Persons                                            1

      3.  Number of Shareholders                                     1

      4.  Indemnification                                            1

      5.  Activities of Investment Adviser                           1

      6.  Principal Underwriters                                     1

      7.  Location of Accounts & Records                             1

      8.  Management Services                                        1

      9.  Distribution Expenses                                      1

     10. Undertakings                                                1

     11. Auditor's Consent                                           2

     12. Signatures                                                  3



           Exhibits

  Articles of Incorporation                                          3 i

  By-Laws                                                            3 ii

  Investment Advisory Contract                                      10 i

  Reimbursement Agreements - Officers/Directors                     10 ii

  Opinion of Counsel Concerning Fund Securities                     99.1



















                                     - i -



1. a. Financial Statements - Condensed financial information on a per share ba-sis is presented in Part A. All other financial statements are presented in Part B. These include:
    Statement of Assets & Liabilities                   December 31, 2002
    Statenment of Operations - Year ended               December 31, 2002
    Statement of Changes in Net Assets - Years Ended    December 31, 2002 & 2003
    Notes to Financial Statements                       December 31, 2002

   b. Exhibits - All exhibits believed to be applicable to this filing include:
      (3.i)    Articles of Incorporation - including an amendment
      (3.ii)   By-Laws
      (10.1)   Investment Advisory Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors

      Exhibit (10ii) is incorporated by reference to pre-effective amendment #2 of the Securities Act of 1933. All Exhibits believed to be applicable to this filing that have been changed by proxy that received shareholder approval are attached herein. The "Consent of Independent Public Account-ant" is presentented on Page 2 of this Section, Part C, Other Information.

2.    Control Persons - Not applicable

3.    Number of Shareholders - There is one shareholder as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The CAMCO Assets Management Inc. activity at the present time is performance on its Investment Advisory Contract currently effective with the CAMCO Investors Fund, Inc. It also provides investment advisory and consulting services under contract to individuals, retirement plans, corporations and non-profit organizations.

6.    Principal Underwriter - The Investment Adviser is the underwriter for the
      Fund.

7. Location of Accounts & Records - All Fund records are held at corporate headquarters - 267 Herndon Parkway, Herndon VA. with the exception of security certifications that are in a safe deposit box at the Bank of Clarke County in Berryville VA.

8.    Management services - Not applicable

9.    Distribution Expenses - The Fund currently bears no distribution expenses.

10. Undertakings - there are no undertakings as of this time other than this N-1A submittal

                               Sanville & Company
                          Certified Public Accountants
                               1514 Old York Road
                              Abington, PA. 19001
                                  215-884-8460




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the use of our report dated January 19, 2003 on the annual financial statements and financial highlights of the CAMCO Investors Fund which is included in Partt A and B in Post-Effective Amendment No. 7 to the Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 8 under the Investment Company Act of 1940 and included in the Prospectus and Statement of Additional Information, as specified.




/s/ Sanville & Company


January 10, 2003

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, The CAMCO Investors Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized,in in the City of Wayne and State of Pennsylvania, on the 25th day of January, xx 2003.


                                                  The CAMCO Investors Fund


                                                  Dennis M. Connor
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Dennis M. Conners                  President and Director            01/27/03

Charles J. Bailey                  Director                          01/27/03

Richard Bruss                      Director                          01/27/03

Keith P. Newman                    Director                          01/27/03

Malcolm R. Uffelman                Director                          01/27/03